Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jul. 31, 2021
Registrant Name	dei_EntityRegistrantName	Ranger Funds Investment Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001524348
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Prospectus Date	rr_ProspectusDate	Nov. 30, 2021
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(9.57%)
RANGER SMALL CAP FUND
Prospectus [Line Items]	rr_ProspectusLineItems
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Investment Objective: The Fund seeks long term capital appreciation.
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

Fees and Expenses of the Fund: This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal period, the Fund’s portfolio turnover was 42.49%.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	42.49%
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Principal Investment Strategies: Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of small capitalization ("small cap") companies. The Fund defines small cap companies as those that at the time of initial purchase are within the capitalization range of the Russell 2000 Growth Index, which was $65.7 million to $8.84 billion as of June 25, 2021, its most recent reconstitution date.

The adviser's strategy begins with the narrowing of the small cap stock universe to identify companies that the adviser believes have a proven track record of competitive advantages and the ability to produce sustainable value for shareholders in the foreseeable future. From this group, the adviser selects securities that it believes are trading at prices below their intrinsic value. The adviser sells a stock if the adviser believes it is overvalued, more attractive candidates arise, or if there is a substantial, long term reduction in a company's fundamental prospects that impair its value. The Fund’s adviser may engage in active and frequent trading of the Fund’s portfolio securities to achieve the Fund’s investment objective.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks: As with all mutual funds, the Fund’s shares may appreciate or depreciate in price; and there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund's net asset value and performance.
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
•	Equity Market Risk. Equity markets can be volatile. In other words, the prices of common stocks can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions. Additionally, unexpected global, regional or global events, such as war: acts of terrorism; financial, political or social disruptions; natural, environmental or man-made disasters; the spread of infectious illnesses or other public health issues (such as the global pandemic coronavirus disease 2019 (COVID-19)); and recessions and depressions could have a significant impact on the Fund and its investments and may impair market liquidity. Such events can cause investor fear, which can adversely affect the economies of nations, regions and the market in general, in ways that cannot necessarily be foreseen.

•	Issuer-Specific Risk. The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

•	Liquidity Risk. Some small cap securities may have few market-makers and low trading volume, which tend to increase transaction costs and may make it difficult or impossible for the Fund to dispose of a security position at all or at a price which represents current or fair market value.

•	Management Risk. The adviser's judgments about the attractiveness and potential appreciation of one or more securities may prove to be inaccurate and may not produce the desired results.

•	Portfolio Turnover Risk. Increased portfolio turnover may result in higher brokerage commissions, dealer mark-ups and other transaction costs and may result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in a Fund's performance.

•	Small Cap Company Risk. Stocks of smaller companies are more volatile than stocks of larger companies. This means that the value of small cap common stocks may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

Risk Lose Money [Text]	rr_RiskLoseMoney	there is the risk that you could lose money through your investment in the Fund.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Performance: The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of Institutional Class shares of the Fund for each full calendar year since the Fund's inception. The performance table compares the performance of the Fund over time to the performance of a broad-based securities market index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information will be available at no cost by visiting www.rangerfunds.com or by calling 1-866-458-4744.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-866-458-4744
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.rangerfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Institutional Class Annual Total Return For Calendar Years Ended December 31
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock	Best Quarter: 6/30/2020 28.71% Worst Quarter: 3/31/2020 -22.17%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The year-to-date return as of the most recent calendar quarter, which ended September 30, 2021, was 11.44%.
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	28.71%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.17%)
Performance Table Heading	rr_PerformanceTableHeading	Performance Table - Average Annual Total Returns (For period ended December 31, 2020) Return before taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns were calculated using the historical highest individual federal marginal income tax rates
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

The Russell 2000 Growth Index measures the performance of the small-cap growth segment of the U.S. equity universe. It includes those Russell 2000 Index companies with higher price-to-value ratios and higher forecasted growth values. The figures for the Russell 2000 Growth Index reflect all dividends reinvested but do not reflect any deductions for fees, expenses or taxes.

RANGER SMALL CAP FUND | INVESTOR CLASS
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.40%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.65%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.29%)	[2]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.36%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 138
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	492
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	870
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,930
RANGER SMALL CAP FUND | INSTITUTIONAL CLASS
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.40%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.40%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.29%)	[2]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.11%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 113
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	415
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	738
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,655
Annual Return 2012	rr_AnnualReturn2012	2.41%
Annual Return 2013	rr_AnnualReturn2013	36.97%
Annual Return 2014	rr_AnnualReturn2014	2.70%
Annual Return 2015	rr_AnnualReturn2015	3.05%
Annual Return 2016	rr_AnnualReturn2016	19.51%
Annual Return 2017	rr_AnnualReturn2017	15.32%
Annual Return 2018	rr_AnnualReturn2018	(7.85%)
Annual Return 2019	rr_AnnualReturn2019	29.54%
Annual Return 2020	rr_AnnualReturn2020	32.87%
1 Year	rr_AverageAnnualReturnYear01	32.87%
5 Years	rr_AverageAnnualReturnYear05	16.93%
Since Inception	rr_AverageAnnualReturnSinceInception	16.01%
RANGER SMALL CAP FUND | INSTITUTIONAL CLASS | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	30.90%
5 Years	rr_AverageAnnualReturnYear05	14.52%
Since Inception	rr_AverageAnnualReturnSinceInception	14.18%
RANGER SMALL CAP FUND | INSTITUTIONAL CLASS | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	20.89%
5 Years	rr_AverageAnnualReturnYear05	13.05%
Since Inception	rr_AverageAnnualReturnSinceInception	12.91%
RANGER SMALL CAP FUND | INSTITUTIONAL CLASS | Russell 2000 Growth Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	34.63%
5 Years	rr_AverageAnnualReturnYear05	16.36%
Since Inception	rr_AverageAnnualReturnSinceInception	16.40%
RANGER MICRO CAP FUND
Prospectus [Line Items]	rr_ProspectusLineItems
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Investment Objective: The Fund seeks long term capital appreciation.
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

Fees and Expenses of the Fund: This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal period, the Fund’s portfolio turnover was 56.25%.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	56.25%
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Principal Investment Strategies: Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of micro capitalization ("micro cap") companies. The Fund defines micro-cap companies as those that at the time of initial purchase are within the capitalization range of the Russell Microcap Growth Index, which was $ 11.1 million to $1.83 billion as of June 25, 2021, its most recent reconstitution date.

The adviser's strategy begins by narrowing the microcap stock universe to identify companies that the adviser believes have a proven track record of competitive advantages and the ability to produce sustainable value for shareholders in the foreseeable future. From this group, the adviser selects securities that it believes are trading at prices below their intrinsic value. The adviser sells a stock if the adviser believes it is overvalued, more attractive candidates arise, or if there is a substantial, long term reduction in a company's fundamental prospects that impair its value. The Fund’s adviser may engage in active and frequent trading of the Fund’s portfolio securities to achieve the Fund’s investment objective.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks: As with all mutual funds, the Fund’s shares may appreciate or depreciate in price; and there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund's net asset value and performance.
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
•	Equity Market Risk. Equity markets can be volatile. In other words, the prices of common stocks can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions. Additionally, unexpected global, regional or global events, such as war: acts of terrorism; financial, political or social disruptions; natural, environmental or man-made disasters; the spread of infectious illnesses or other public health issues (such as the global pandemic coronavirus disease 2019 (COVID-19)); and recessions and depressions could have a significant impact on the Fund and its investments and may impair market liquidity. Such events can cause investor fear, which can adversely affect the economies of nations, regions and the market in general, in ways that cannot necessarily be foreseen.

•	Issuer-Specific Risk. The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

•	Liquidity Risk. Some micro cap securities may have few market-makers and low trading volume, which tend to increase transaction costs and may make it difficult or impossible for the Fund to dispose of a security position at all or at a price which represents current or fair market value.

•	Management Risk. The adviser's judgments about the attractiveness and potential appreciation of one or more securities may prove to be inaccurate and may not produce the desired results.

•	Micro Cap Company Risk. Micro cap companies may be newly formed or have limited product lines, distribution channels and financial and managerial resources. The risks associated with those investments are generally greater than those associated with investments in the securities of larger, more established companies. Micro cap common stocks may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general. This may cause the Fund’s net asset value to be more volatile when compared to investment companies that focus only on larger cap companies.

•	Portfolio Turnover Risk. Increased portfolio turnover may result in higher brokerage commissions, dealer mark-ups and other transaction costs and may result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in a Fund's performance.

Risk Lose Money [Text]	rr_RiskLoseMoney	there is the risk that you could lose money through your investment in the Fund
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Performance: The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of Institutional Class shares of the Fund for each full calendar year since the Fund's inception. The performance table compares the performance of the Fund over time to the performance of a broad-based securities market index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information will be available at no cost by visiting www.rangerfunds.com or by calling 1-866-458-4744.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-866-458-4744
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.rangerfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future
Bar Chart [Heading]	rr_BarChartHeading	Institutional Class Annual Total Return For Calendar Years Ended December 31
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock	Best Quarter: 6/30/2020 36.07% Worst Quarter: 3/31/2020 -29.00%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The year-to-date return as of the most recent calendar quarter, which ended September 30, 2021, was 21.38%.
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	36.07%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(29.00%)
Performance Table Heading	rr_PerformanceTableHeading	Performance Table Average Annual Total Returns (For period ended December 31, 2020)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	fter-tax returns were calculated using the historical highest individual federal marginal income tax rates
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

The Russell Microcap Growth Index measures the performance of the microcap growth segment of the U.S. Equity market. It includes those Russell Microcap Index companies with higher price-to-book ratios and higher forecasted growth values. The figures for the Russell Microcap Growth Index reflect all dividends reinvested but do not reflect any deductions for fees, expenses or taxes.

RANGER MICRO CAP FUND | INVESTOR CLASS
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.56%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[4]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.07%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.31%)	[5]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.76%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 179
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	619
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,085
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,375
RANGER MICRO CAP FUND | INSTITUTIONAL CLASS
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.56%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[4]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.82%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.31%)	[5]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.51%	[6]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 154
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	542
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	956
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,112
Annual Return 2019	rr_AnnualReturn2019	24.94%
Annual Return 2020	rr_AnnualReturn2020	44.44%
1 Year	rr_AverageAnnualReturnYear01	44.44%
Since Inception	rr_AverageAnnualReturnSinceInception	18.28%
RANGER MICRO CAP FUND | INSTITUTIONAL CLASS | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	44.44%
Since Inception	rr_AverageAnnualReturnSinceInception	18.21%
RANGER MICRO CAP FUND | INSTITUTIONAL CLASS | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	26.31%
Since Inception	rr_AverageAnnualReturnSinceInception	14.30%
RANGER MICRO CAP FUND | INSTITUTIONAL CLASS | Russell Microcap Growth Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	40.13%
Since Inception	rr_AverageAnnualReturnSinceInception	11.21%
RG AURUM+ FUND
Prospectus [Line Items]	rr_ProspectusLineItems
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

Investment Objective: The Fund seeks long-term capital appreciation.

Fees and Expenses of the Fund: This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal period, the Fund’s portfolio turnover was 460.74%. The Fund changed its investment strategies in September 2020 from a global market neutral strategy to a precious metal and cryptocurrency strategy, which have increased portfolio turnover relative to the prior strategy.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	460.74%
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund's adviser seeks long-term capital appreciation by employing a tactical strategy to invest in:

•	precious metals (gold, silver and platinum), and
•	cryptocurrencies (indirectly and solely through Grayscale® Bitcoin Trust)

The Fund invests in precious metals primarily through (i) swaps, (ii) exchange-traded futures contracts, (iii) securities of precious metals companies, and (iv) exchange-traded funds ("ETFs") that primarily invest in the preceding instruments. The Fund defines precious metals companies as those deriving a majority of their revenue or profits from precious metals-related activities, i.e. exploration, mining, processing or dealing. Under normal circumstances, the Fund concentrates investments in the precious metals industry because it invests over 25% of its net assets in this industry.

The Fund invests up to 15% of its total assets in cryptocurrencies, indirectly and solely through Grayscale® Bitcoin Trust. To the extend the Fund is not invested in precious metals and cryptocurrencies, the Fund also invests in fixed income securities to generate interest income. The Fund’s adviser expects to increase exposure to fixed income, when the adviser’s tactical models instruct the strategy to retreat from precious metals, precious metals companies, and or cryptocurrency. Fixed income securities are selected without restriction as to maturity, credit quality, issuer country or capitalization. The Fund is "non-diversified" which means that it may invest a larger portion of its assets in a single issuer. The "+" in the Fund's name is a reference to alternative investments in addition to equities of precious metals companies.

Tactical Strategy

The Fund’s adviser uses proprietary statistical measures to gauge the strength of price trends in cryptocurrencies, precious metals and precious metal company stock prices. The adviser derives these measures from publicly available daily price information in its proprietary quantitative models to systematically allocate assets among precious metals, cryptocurrencies, and fixed income securities. The adviser tactically adjusts exposure to these assets to focus on those the models identify as favorable for capital appreciation. Additionally, the adviser uses similar models to select specific securities or derivatives based on expected risk-adjusted return. The adviser engages in very frequent trading to achieve the Fund's investment objective, which will result in portfolio turnover in excess of 100%.

Subsidiary

The Fund will invest up to 25% of its total assets in a wholly-owned and controlled subsidiary (the "Subsidiary"). The Subsidiary is expected to provide the Fund with exposure to precious metals swaps, futures and ETFs, as well as cryptocurrencies within the limitations of the federal tax requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Subsidiary invests in precious metals swaps, futures and ETFs, as well as cryptocurrency-related securities. The Fund's investments will be composed primarily of securities, even when viewing the Subsidiary on a consolidated basis. The Subsidiary, when viewed from a consolidated basis, is subject to the same investment restrictions as the Fund.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, the Fund's shares may appreciate or depreciate in price; and there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund's net asset value and performance.

•	Bitcoin Risk. The value of the Fund’s investment in the Grayscale® Bitcoin Trust is subject to fluctuations in the value of bitcoins. The value of bitcoins is determined by the supply of and demand for bitcoins in the global market for the trading of bitcoins, which consists of transactions on electronic bitcoin exchanges (“Bitcoin Exchanges”). Pricing on Bitcoin Exchanges and other venues can be volatile and can adversely affect the value of the Grayscale® Bitcoin Trust. Currently, there is relatively small use of bitcoins in the retail and commercial marketplace in comparison to the relatively large use of bitcoins by speculators, thus contributing to price volatility that could adversely affect the Fund’s investment in the Grayscale® Bitcoin Trust. Bitcoin transactions are irrevocable and stolen or incorrectly transferred bitcoins may be irretrievable. As a result, any incorrectly executed bitcoin transactions could adversely affect the value of the Fund’s investment in the Grayscale® Bitcoin Trust. Shares of the Grayscale® Bitcoin Trust may trade at a premium or discount to the net asset value of the Grayscale® Bitcoin Trust.
•	Concentration in Precious Metals Industry. The Fund may be subject to greater risks and market fluctuations than a fund whose portfolio has exposure to a broader range of industries. The Fund may be susceptible to financial, economic, political or market events, as well as government regulation, impacting the gold industry. Fluctuations in the price of gold or other precious metals often dramatically affect the profitability of companies in the precious metals industry.
•	Cryptocurrency Risk. Cryptocurrency (notably, Bitcoin), often referred to as "virtual currency" or "digital currency," operates as a decentralized, peer-to-peer financial exchange and value storage that is used like money. The Fund may have exposure to Bitcoin, a cryptocurrency, indirectly through an investment in an investment vehicle. Cryptocurrencies operate without central authority or banks and is not back by any government. Cryptocurrencies may experience very high volatility and related investment vehicles may be affected by such volatility. Cryptocurrency is not legal tender. Federal, state or foreign governments may restrict the use and exchange of cryptocurrency, and regulation in the U.S. is still developing. Cryptocurrency exchanges may stop operating or permanently shut down due to fraud, technical glitches, hackers or malware.
•	Currency Risk. If the Fund invests in securities that trade in, and receive revenues in, foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the U.S. dollar. As a result, the Fund's investments in foreign currency-denominated securities may reduce the Fund's returns.
•	Equity Risk. The net asset value of the Fund will fluctuate based on changes in the value of the U.S. and/or foreign equity securities held by the Fund. Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.
•	ETF Risk. ETFs are subject to investment advisory or management fees and other expenses, which will be indirectly paid by the Fund. As a result, your cost of investing in the Fund will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in stocks and bonds. ETFs are listed on national stock exchanges and are traded like stocks listed on an exchange. ETF shares may trade at a discount or a premium in market price if there is a limited market in such shares. ETFs are also subject to brokerage and/or other trading costs, which could result in greater expenses to the Fund. Because the value of ETF shares depends on the demand in the market, the Fund’s adviser may not be able to liquidate the Fund’s holdings at the most optimal time, adversely affecting performance. Additional risks of investing in ETFs are described below:
▪	Leverage Risk: ETFs may employ leverage, which magnifies the changes in the value of the underlying assets they hold or index upon which they are based. For example, if an ETF’s current benchmark is 200% of the price of an index and the ETF meets its objective, the daily value of the ETF will tend to increase or decrease twice the daily value of the change in the price of the index. (e.g., if the index goes up 10% in a day then the leveraged ETF’s value should go up 20%; conversely, if the index goes down 10% that day then the leveraged ETF’s value should go down 20%).
▪	Net Asset Value and Market Price Risk: The market value of ETF shares may differ from their NAV. This difference in price may be due to the fact that the supply and demand in the market for ETF shares at any point in time is not always identical to the supply and demand in the market for the underlying holdings. Accordingly, there may be times when an ETF share trades at a premium or discount to its NAV.
▪	Strategy Risk: Each ETF is subject to specific risks, depending on the nature of its investment strategy.
▪	Tracking Risk: ETFs in which the Fund invests will not be able to replicate exactly the performance of any indices or prices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities or derivatives. In addition, the index-tracking ETFs will incur expenses not incurred by their applicable indices. Certain securities comprising an index may, from time to time, temporarily be unavailable, which may further impede the security’s ability to track an index.
•	Fixed Income Risk. The value of bonds and other fixed income securities will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities. Recently, interest rates have been historically low. Current conditions may result in a rise in interest rates, which in turn may result in a decline in the value of the fixed income investments held by the Fund. As a result, for the present, interest rate risk may be heightened. Issuers may also default.
•	Foreign Securities Risk. Because the Fund's investments may include foreign securities, the Fund is subject to risks beyond those associated with investing in domestic securities. Foreign companies are generally not subject to the same regulatory requirements of U.S. companies thereby resulting in less publicly available information about these companies. In addition, foreign accounting, auditing and financial reporting standards generally differ from those applicable to U.S. companies.
•	Futures Risk. The Fund's use of futures involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) leverage risk (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the futures contract may not correlate perfectly with the underlying reference asset. Investments in futures involve leverage, which means a small percentage of assets invested in futures can have a disproportionately large impact on the Fund.
•	Geographic Concentration Risk. The Fund may be particularly susceptible to economic, political, regulatory or other events or conditions affecting countries within the specific geographic regions in which the Fund invests. Currency devaluations could occur in countries that have not yet experienced currency devaluation to date or could continue to occur in countries that have already experienced such devaluations. As a result, the Fund's net asset value may be more volatile than a more geographically diversified fund.
•	Leverage Risk. The value of your investment may be more volatile when the Fund uses instruments, such as derivatives, that have a leveraging effect on the Fund's portfolio. Other risks described in the Prospectus also will be compounded because leverage generally magnifies the effect of a change in the value of an asset and creates a risk of loss of value on a larger pool of assets than the fund would otherwise have had. The Fund may also have to sell assets at inopportune times to satisfy its obligations. The use of leverage is considered to be a speculative investment practice and may result in the loss of a substantial amount, and possibly all, of the Fund's assets.
•	Liquidity Risk. Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations.
•	Lower Rated Fixed Income Securities Risk and High Yield Fixed Income Securities Risk. Lower-rated fixed-income securities and high-yield fixed-income securities

(commonly known as junk bonds) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. Companies issuing these securities are not as strong financially as those issuing securities with higher credit ratings and are more likely to encounter financial difficulties; and could become worthless. The value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

•	Management Risk. The adviser's judgments about the attractiveness, value and potential appreciation of particular securities, swaps or futures in which the Fund invests may prove to be incorrect and there is no guarantee that the portfolio manager's judgment will produce the desired results. Because a portion of the Fund is selected using a proprietary screening process, the Fund is subject to the additional risk that the adviser's judgments regarding the investment criteria underlying the screening process may prove to be incorrect.
•	Market Risk. Overall market risks may also affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets. Additionally, unexpected local, regional or global events, such as war; acts of terrorism; financial, political or social disruptions; natural, environmental or man-made disasters; the spread of infectious illnesses or other public health issues (such as the global pandemic coronavirus disease 2019 (COVID-19)); and recessions and depressions could have a significant impact on the Fund and its investments and may impair market liquidity. Such events can cause investor fear, which can adversely affect the economies of nations, regions and the market in general, in ways that cannot necessarily be foreseen.
•	Model and Data Risk. Given the complexity of the strategies of the Fund, the adviser relies heavily on quantitative models and information and data both proprietary as well as supplied by third parties ("Models and Data"). Models and Data are used to rank investments and provide risk management insights. The use of predictive models has inherent risks. Because predictive models are generally constructed based on historical data supplied by third parties, the success of relying on such models may depend heavily on the accuracy and reliability of the supplied historical data. In addition, there is an inherent risk that the quantitative models used by the adviser will not be successful in forecasting movements in industries, sectors or companies or in determining the weighting of investment positions that will enable the Fund to achieve its investment objective.
•	Non-Diversification Risk. A non-diversified fund's greater investment in a single issuer makes the Fund more susceptible to financial, economic or market events impacting such issuer. A decline in the value of or default by a single investment may have a greater negative effect than a similar decline or default by a single security in a diversified portfolio.
•	Regulatory Risk. Regulatory authorities in the United States or other countries may restrict the ability of the Fund to fully implement its strategy, either generally, or with respect to certain securities, industries or countries, which may impact the Fund's ability to fully implement its investment strategies.

•	Security Risk. The value of the Fund may decrease in response to the activities and financial prospects of an individual security in the Fund's portfolio.
•	Small and Medium Capitalization Stock Risk. The earnings and prospects of small and medium sized companies are more volatile than larger companies and may experience higher failure rates than larger companies. Small and medium sized companies normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures and may have limited markets, product lines, or financial resources and lack management experience. Many of the Fund’s investment in precious metals companies, such as miming companies, are expected to be small and medium capitalization companies.
•	Subsidiary Risk. By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary's investments. The Subsidiary is not registered under the Investment Company Act of 1940, as amended (the "1940 Act") and, unless otherwise noted in this prospectus, is not subject to all the investor protections of the 1940 Act.
•	Swaps Risk. Swaps are subject to tracking risk because they may not be perfect substitutes for the instruments or assets they are intended to hedge or replace. Over the counter swaps are subject to counterparty default. Leverage inherent in derivatives will tend to magnify the Fund's losses.
•	Turnover Risk. The frequency of a Fund's transactions will vary from year to year. Increased portfolio turnover may result in higher brokerage commissions, dealer mark-ups and other transaction costs and may result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in a Fund's performance. The Fund's portfolio turnover is expected to be over 100% annually, as the Fund is actively traded.

Risk Lose Money [Text]	rr_RiskLoseMoney	there is the risk that you could lose money through your investment in the Fund
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-866-458-4744
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.rangerfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future
Bar Chart [Heading]	rr_BarChartHeading	Institutional Class Annual Total Return For Calendar Years Ended December 31
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock	Best Quarter: 12/31/2020 5.92% Worst Quarter: 3/31/2020 -9.57%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The year-to-date return as of the most recent calendar quarter, which ended September 30, 2021, was -3.54%.
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.92%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Performance Table Heading	rr_PerformanceTableHeading	Performance Table - Average Annual Total Returns (For period ended December 31, 2020)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

Performance: The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of Institutional Class shares of the Fund for each full calendar year since the Fund's inception. The performance table compares the performance of the Fund over time to the performance of a broad-based securities market index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information will be available at no cost by visiting www.rangerfunds.com or by calling 1-866-458-4744.

RG AURUM+ FUND | Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.43%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.19%	[7]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.37%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)	[8]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	2.24%	[9]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 227
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	727
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,254
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,696
Annual Return 2020	rr_AnnualReturn2020	12.61%
1 Year	rr_AverageAnnualReturnYear01	(12.61%)
Since Inception	rr_AverageAnnualReturnSinceInception	(8.04%)
RG AURUM+ FUND | Institutional Class | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(12.61%)
Since Inception	rr_AverageAnnualReturnSinceInception	(8.20%)
RG AURUM+ FUND | Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(7.46%)
Since Inception	rr_AverageAnnualReturnSinceInception	(6.28%)
RG AURUM+ FUND | Institutional Class | HFRX Equity Market Neutral Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(3.91%)
Since Inception	rr_AverageAnnualReturnSinceInception	(3.20%)

[1]	"Acquired Fund Fees and Expenses" are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[2]	The Fund's adviser has contractually agreed to reduce its fees and to reimburse expenses, at least until November 30, 2022, to ensure that total annual Fund operating expenses after fee waiver and/or reimbursement (exclusive of any Rule 12b-1 distribution or shareholder service fees, taxes, interest, brokerage commissions, Acquired Fund Fees and Expenses, or extraordinary expenses such as litigation) will not exceed 1.10% of average daily net assets. Fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. This agreement may be terminated only by the Fund's Board of Trustees, on 60 days’ written notice to the adviser.
[3]	Expenses after waivers (excluding servicing account fees of 0.01%) was 1.10%.
[4]	Acquired Fund Fees and Expenses" are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[5]	The Fund's adviser has contractually agreed to reduce its fees and to reimburse expenses, at least until November 30, 2022, to ensure that total annual Fund operating expenses after fee waiver and/or reimbursement (exclusive of any Rule 12b-1 distribution or shareholder servicing fees, taxes, interest, brokerage commissions, Acquired Fund Fees and Expenses, or extraordinary expenses such as litigation) will not exceed 1.50% of average daily net assets. Fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. This agreement may be terminated only by the Fund's Board of Trustees, on 60 days’ written notice to the adviser.
[6]	Expenses after waivers (excluding servicing account fees of less than 0.01% and Acquired Funds Fees and Expenses) was 1.50%.
[7]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The total annual fund operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.
[8]	The Fund's adviser has contractually agreed to reduce its fees and to reimburse expenses, until at least November 30, 2022, to ensure that total annual Fund operating expenses after fee waiver and/or reimbursement (exclusive of any Rule 12b-1 distribution or shareholder servicing fees, taxes, interest, brokerage commissions, expenses associated with taking investment positions, derivative or swap related expenses, Acquired Fund Fees and Expenses, or extraordinary expenses such as litigation) will not exceed 1.99% of average daily net assets. Fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three-year basis (within the three years after the date fees have been waived or reimbursed) if such recoupment can be achieved within the expense limits at the time of the recoupment payment and at the time the fee or expense was waived or reimbursed. This agreement may be terminated only by the Fund's Board of Trustees, on 60 days' written notice to the adviser.
[9]	Expenses after waivers (excluding servicing account fees of 0.06% and Acquired Funds Fees and Expenses of 0.19%) was 1.99%.